Segment Reporting (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)
Segment Reporting [Line Items]
Number of operating segments			2
Number of reportable segments			2		2
Loss before income tax provision	$ (2,482,684)	$ (1,383,071)	$ (15,927,106)	$ (3,085,163)	$ (5,130,026)	$ (4,670,011)
Net loss	(2,482,684)	(1,472,481)	(17,306,445)	(3,512,156)	(9,364,552)	(4,670,011)
Loss from discontinued operations, before tax	0
Net loss from discontinued operations		(89,410)	(1,379,339)	(426,993)	4,234,525
Net loss from continuing operation	(2,482,684)	$ (1,383,071)	(15,927,106)	$ (3,085,163)
Total Assets	9,823,239		9,823,239		18,141,947	2,262,349
Assets of discontinued operations					16,190,250
Liabilities	7,350,857		7,350,857		9,069,238	$ 12,560,669
Total liabilities					$ 1,492,070
Segments reporting, description					The Company’s segments were determined based on the economic characteristics of its products and services, its internal organizational structure, the manner in which operations are managed and the criteria used by the Company’s Chief Operating Decision Maker (“CODM”) to evaluate performance, which include revenue, gross margin, operating profit, and platform engagement metrics.
					Chief Executive Officer [Member]
Operating Segments [Member]
Segment Reporting [Line Items]
Loss before income tax provision	$ (2,482,684)		$ (17,306,445)
Total Assets					$ 224,108
Liabilities					570,531
Total liabilities					$ 1,492,069